OTHER INCOME (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other income

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Interest income from cash and margin clients – third parties	1,288	-	-
Sundry income – third parties[1]	257	-	25
Interest income from bank – third parties	-	1	1

	1,545	1	26

[1] For the year ended March 31, 2025, included in the Sundry income – third parties, the Group recognized government subsidies of HK$nil (2024: HK$nil and 2023: HK$72,000) related to the Employment Support Scheme (“ESS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises to retain their employees. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.